Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards - Accounts Receivable and Credit Risk and Other Concentrations (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
$ in Millions
	12 Months Ended
	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer	Dec. 31, 2013 customer
Accounts Receivable
Allowance for doubtful accounts	$ 0.1	$ 0.3
Maximum amount of loss
Credit Risk and Other Concentrations
Credit risk in derivative instruments	$ 21.5
Customer concentration risk
Credit Risk and Other Concentrations
Number of major customers | customer	1	1	1
Total revenue | Customer concentration risk | Plains Marketing, LP
Credit Risk and Other Concentrations
Concentration risk (as a percent)	64.00%	78.00%	72.00%